Accounts receivable (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Maturity analysis of note receivables [Abstract]
Trade and other receivables	R$ (36,994,135)	R$ (23,657,402)
Allowance account for credit losses of financial assets	(985,614)	(437,139)
Past Due
Maturity analysis of note receivables [Abstract]
Trade and other receivables	(1,073,275)	(503,464)
Due within 30 days
Maturity analysis of note receivables [Abstract]
Trade and other receivables	(13,784,017)	(3,921,208)
Due within 31 to 120 days
Maturity analysis of note receivables [Abstract]
Trade and other receivables	(13,743,397)	(12,033,372)
Due within 121 to 180 days
Maturity analysis of note receivables [Abstract]
Trade and other receivables	(4,422,424)	(3,457,830)
Due within 181 to 360 days
Maturity analysis of note receivables [Abstract]
Trade and other receivables	(4,210,024)	(3,808,539)
Due to 361 days or more days
Maturity analysis of note receivables [Abstract]
Trade and other receivables	R$ (746,612)	R$ (370,128)